Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified		Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)
Beginning Balance at Dec. 31, 2011		$ 49,125	$ 46	$ 570,331	$ (519,480)	$ (1,772)
Beginning Balance (in shares) at Dec. 31, 2011	[1]		4,622,679
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(34,242)			(34,242)
Other comprehensive income(loss)		1,131				1,131
Redeemable preferred stock dividends		(940)		(940)
Accretion of redeemable preferred stock		(111)		(111)
Common stock warrants issued with rights offering		1,321		1,321
Restricted stock activity (in shares)	[1]		50,596
Restricted stock activity		(23)	1	(24)
Stock-based compensation expense		2,589		2,589
Ending Balance at Dec. 31, 2012		18,850	47	573,166	(553,722)	(641)
Ending Balance (in shares) at Dec. 31, 2012	[1]		4,673,275
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(10,314)			(10,314)
Other comprehensive income(loss)		36				36
Redeemable preferred stock dividends		(4,221)		(4,221)
Accretion of redeemable preferred stock		(525)		(525)
Common stock warrants issued with rights offering		1,321
Adjustment for reverse stock split (in shares)	[1]		(135)
Adjustment for reverse stock split			(42)	42
Restricted stock activity (in shares)	[1]		24,968
Restricted stock activity		(97)		(97)
Stock-based compensation expense		349		349
Ending Balance at Dec. 31, 2013		4,078	5	568,714	(564,036)	(605)
Ending Balance (in shares) at Dec. 31, 2013	[1]		4,698,108
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(15,353)			(15,353)
Other comprehensive income(loss)		(55)				(55)
Redeemable preferred stock dividends		(3,530)		(3,530)
Accretion of redeemable preferred stock		(449)		(449)
Restricted stock activity (in shares)			65,023
Restricted stock activity		(15)		(15)
Stock-based compensation expense		278		278
Ending Balance at Sep. 30, 2014		$ (15,046)	$ 5	$ 564,998	$ (579,389)	$ (660)
Ending Balance (in shares) at Sep. 30, 2014			4,763,131

[1]	Prior period disclosures have been adjusted to reflect the impact of the one-for-ten reverse stock split that took effect on April 23, 2013, as discussed in Note 2.